Capital Structure, Common Stock - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 10, 2025	Apr. 10, 2025	Jan. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	May 26, 2025	Mar. 05, 2025
Dividends [Abstract]
Dividends payable				$ 1,045	$ 3,108
Dividends paid				7,388	2,492
Dividends declared				$ 3,135	$ 5,109
Regular Quarterly Dividend for Q1-2025 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 26, 2025
Dividend payable per share (in dollars per share)						$ 0.05
Dividend payable, date of record				Jun. 27, 2025
Dividend payable, date to be paid				Jul. 10, 2025
Regular Quarterly Dividend for Q1-2025 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 1,045
Regular Quarterly Dividend for Q1-2025 [Member] | Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable				$ 1,045
Regular Quarterly Dividend for Q4-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 05, 2025
Dividend payable per share (in dollars per share)							$ 0.1
Dividend payable, date of record				Mar. 27, 2025
Dividend payable, date to be paid				Apr. 10, 2025
Dividends paid		$ 2,090
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable per share (in dollars per share)			$ 0.26
Dividend payable, date of record				Dec. 27, 2024
Dividend payable, date to be paid				Jan. 10, 2025
Dividends paid			$ 5,297